SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jul. 26, 2023	Jun. 20, 2023	Aug. 24, 2023	Jun. 26, 2023	Feb. 14, 2023	Nov. 28, 2022	Apr. 11, 2022
Warrant [Member]
Subsequent Event [Line Items]
Warrant to purchase shares					115,000
Exercise price per share					$ 1.00	$ 1.00
Myson Inc [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued		5,000,000
Myson Inc [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued		5,000,000
GK Partners [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant to purchase shares				25,000	115,000		6,000,000
Exercise price per share		$ 1.00		$ 1.00	$ 1.00		$ 1.00
GK Partners [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued		2,500,000
GK Partners [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant to purchase shares	25,000		30,000
Exercise price per share	$ 1.00
Proceeds from warrants	$ 25,000
GK Partners [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued		2,500,000